Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

Note 10. Property, Plant and Equipment

A summary of property, plant, and equipment as at June 30, 2026 and December 31, 2025 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At December 31, 2025	113,151	313,567	32,415	459,133
Additions	281	4,064	6,245	10,590
Disposals	(30)	(921)	(391)	(1,342)
Reclassifications	1,267	2,867	(4,134)	—
Exchange differences	(2,789)	(4,256)	(116)	(7,161)
At June 30, 2026	111,880	315,321	34,019	461,220
Accumulated depreciation and impairment
At December 31, 2025	(26,039)	(120,016)	(18,390)	(164,445)
Depreciation charge	(3,638)	(14,302)	—	(17,940)
Disposals	28	677	—	705
Exchange differences	713	2,133	(460)	2,386
At June 30, 2026	(28,936)	(131,508)	(18,850)	(179,294)
Cost, net accumulated depreciation and impairment
At December 31, 2025	87,112	193,551	14,025	294,688
At June 30, 2026	82,944	183,813	15,169	281,926

Depreciation expense for the three months ended June 30, 2026 was $8.9 million (2025: $8.4 million). Depreciation expense for the six months ended June 30, 2026 was $17.9 million (2025: $15.8 million).